SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Accounts receivable,gross	$ 557,863	$ 458,896
Less:allowance for credit loss
Accounts receivable,net	$ 557,863	$ 458,896